Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transactions
Amounts payable to affiliates	$ 40.0		$ 40.0		$ 41.0
Amounts receivable from affiliates	33.0		33.0		18.0
Advisory Services Agreement
Related Party Transactions
Amount of charges incurred	0.4	$ 0.6	1.0	$ 1.3
Amounts payable to affiliates	5.4		5.4		4.4
Commercial Agreements
Related Party Transactions
Amount of charges incurred	7.0	2.0	11.0	4.0
Amounts payable to affiliates	22.0		22.0		16.0
Revenue from affiliates	5.0	$ 5.0	10.0	$ 9.0
Amounts receivable from affiliates	8.0		8.0		15.0
Certain tax indemnity and other agreements
Related Party Transactions
Amounts payable to affiliates	2.0		2.0		2.0
Amounts receivable from affiliates	0.4		$ 0.4		0.3
License of American Express Marks
Related Party Transactions
Term of agreement			11 years
Marketing partner agreement
Related Party Transactions
Revenue from affiliates	41.0		$ 60.0
Amounts receivable from affiliates	13.0		$ 13.0		4.0
Term of agreement			10 years
Transition Services Agreement with Expedia, Inc
Related Party Transactions
Amount of charges incurred	9.0		$ 20.0
Amounts payable to affiliates	10.0		10.0		8.0
Amount of net payable	$ 6.0		$ 6.0		$ 16.0